Prepaid Expenses and Other Current Assets	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Going Concern
Prepaid Expenses and Other Current Assets

NOTE 5 – Prepaid Expenses and Other Current Assets

As of June 30, 2018 and December 31, 2017, prepaid expenses and other current assets were as follows:

	June 30, 2018	December 31, 2017
Prepaid officers’ compensation	$368,383	$445,149
Prepaid directors’ compensation	88,324	147,207
Prepaid marketing expenses	8,250	13,750
Note receivable	80,000	—
Other prepaid expenses and current assets	11,325	28,616
Total	$556,282	$634,722

On June 29, 2018 the Company loaned BFIT Brands, LLC (“BFIT”), an Arizona liability company, $80,000 at 8% interest for a term of nine months. The note included an option to purchase the assets of BFIT.

As of December 31, 2017, June 30, 2017, and June 30, 2016, prepaid expenses and other current assets consists of the following:

	December 31, 2017	June 30, 2017	June 30, 2016
Prepaid officers’ compensation	$445,149	$521,916	$1,334,261
Prepaid directors’ compensation	147,207	206,090	323,855
Prepaid marketing expenses	13,750	19,250	33,000
Other prepaid expenses and current assets	28,616	27,082	25,435
Total	$634,722	$774,338	$1,716,551